Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	VANGUARD CMT FUNDS
CIK	dei_EntityCentralIndexKey	0001273878
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2023
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A